9. RECOVERABLE TAXES (Details 2) - IPI ("Federal VAT") [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
DisclosureOfRecoverableTaxesLineItems [Line Items]
2021	R$ 40,370
2022	15,449
2023	590,760
2024	214,241
Industrialized Product Tax	R$ 860,820